Domicile and Activities	6 Months Ended
Jun. 30, 2024
Texts Block [Abstract]
Domicile and activities
1.
Domicile and activities

Grab Holdings Limited (the “Company” or “GHL”) was incorporated in the Cayman Islands on March 12, 2021.

The Company was formed to facilitate the public listing (on the Nasdaq Stock Market (“NASDAQ”)) and additional capitalization of Grab Holdings Inc. (“GHI”) and its subsidiaries (together referred to as “GHI Group”), which was effectuated in December 2021.

These condensed consolidated interim financial statements as at and for the six months ended June 30, 2024 comprise the Company and its subsidiaries (together referred to as the “Group” and individually as “Group entities”) and the Group’s interest in equity-accounted investees.

The Group enables access to deliveries, mobility, financial services and other offerings in Southeast Asia through its mobile applications (the “Grab Platform”).